TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Opening balance	$ 243	$ 234	$ 220
Tax positions taken in the current year		0	0
Interest and Exchange rate differences	8	9	14
Closing balance	$ 251	$ 243	$ 234